                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
                                                ----------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Investment Management, LLC
Address:  1007 Church Street, Suite 530
          Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick A. Martin
Title:  Managing Director
Phone:  847/424-9124

Signature, Place, and Date of Signing:

/s/ Patrick A. Martin             Evanston, Illinois           August 1, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total:   195301
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.


Martin Investment Management, LLC
FORM 13F
                                                                       30-Jun-11
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

                                                                                                        Voting Authority
                                                           Value  Shares/  Sh/ Put/ Invstmt  Other   ----------------------
Name of Issuer                  Title of class  CUSIP    (x$1000) Prn Amt  Prn Call Dscretn Managers  Sole  Shared   None
------------------------------- -------------- --------- -------- -------- --- ---- ------- -------- ------ ------ --------
3M CO COMMON STOCK USD.01       COM            88579Y101     6577    69344 SH       Sole              15900           53444
ABBOTT LABORATORIES             COM            002824100     6624   125880 SH       Sole              26700           99180
ACCENTURE PLC                   COM            G1151C101     2024    33505 SH       Sole                              33505
ACE LTD                         COM            H0023R105      816    12400 SH       Sole              12000             400
ADOBE SYSTEMS INC               COM            00724F101     6333   201372 SH       Sole              40800          160572
AMERICAN EXPRESS CO             COM            025816109     5536   107075 SH       Sole              34400           72675
APPLE INC                       COM            037833100     9968    29696 SH       Sole               5950           23746
APPLIED MATERIALS INC COMMON S  COM            038222105     5898   453380 SH       Sole              98100          355280
AUTOMATIC DATA PROCESSING COMM  COM            053015103     5335   101264 SH       Sole              22500           78764
BECTON DICKINSON & CO COM       COM            075887109     6055    70267 SH       Sole              15700           54567
BERKSHIRE HATHAWAY DEL CL A CO  COM            084670108      464        4 SH       Sole                                  4
BERKSHIRE HATHAWAY INC          COM            084670702     5435    70234 SH       Sole              17700           52534
BOC HONG KONG HOLDINGS LTD (HK  COM            Y0920U103       29    10000 SH       Sole                              10000
BRISTOL-MYERS SQUIBB CO         COM            110122108     3226   111405 SH       Sole              26150           85255
CHUBB CORP COM                  COM            171232101      301     4800 SH       Sole                               4800
CME GROUP INC COM               COM            12572Q105     1246     4273 SH       Sole               3000            1273
COLGATE PALMOLIVE CO COMMON ST  COM            194162103     7572    86628 SH       Sole              20650           65978
COMCAST CORP CL A               COM            20030N101     1304    51475 SH       Sole              36300           15175
CONOCOPHILLIPS                  COM            20825C104     3025    40232 SH       Sole               5400           34832
DARDEN RESTAURANTS INC COM      COM            237194105     1214    24400 SH       Sole              17200            7200
DEVON ENERGY CORP NEW           COM            25179M103     6108    77508 SH       Sole              18700           58808
EXELON CORP COM                 COM            30161N101      985    23000 SH       Sole              14800            8200
EXXON MOBIL CORP                COM            30231G102     7136    87685 SH       Sole              21400           66285
FISERV INC COMMON STOCK USD.01  COM            337738108     6420   102502 SH       Sole              24500           78002
FREEPORT-MCMORAN COPPER AND GO  COM            35671D857     2674    50549 SH       Sole              10500           40049
GENERAL DYNAMICS CORP COMMON S  COM            369550108     4130    55420 SH       Sole              18900           36520
GILEAD SCIENCES INC COMMON STO  COM            375558103     3402    82163 SH       Sole              13600           68563
HELMERICH + PAYNE COMMON STOCK  COM            423452101     7756   117297 SH       Sole              28800           88497
HESS CORP COMMON STOCK USD1.    COM            42809H107     5776    77263 SH       Sole              20000           57263
INTERNATIONAL BUSINESS MACHINE  COM            459200101     3624    21127 SH       Sole               5350           15777
JOHNSON + JOHNSON COMMON STOCK  COM            478160104     6925   104101 SH       Sole              20900           83201
KELLOGG CO                      COM            487836108      503     9100 SH       Sole                               9100
KIMBERLY CLARK CORP             COM            494368103      504     7565 SH       Sole                               7565
LABORATORY CRP OF AMER HLDGS C  COM            50540R409     3160    32651 SH       Sole               6600           26051
LUBRIZOL CORP                   COM            549271104      228     1700 SH       Sole                               1700
MASTERCARD INC CLASS A COMMON   COM            57636Q104     9951    33022 SH       Sole               6500           26522
NESTLE S A SPONSORED ADR REPST  ADR            641069406     2389    38299 SH       Sole                              38299
NESTLE SA (CHF)                 COM            H57312946      255     4100 SH       Sole                               4100
OMNICOM GROUP COMMON STOCK USD  COM            681919106     4650    96546 SH       Sole              31200           65346
PEPSICO INC COMMON STOCK USD.0  COM            713448108     6319    89721 SH       Sole              23450           66271
PPL CORP COM                    COM            69351T106      309    11100 SH       Sole              11100
PROCTER + GAMBLE CO/THE COMMON  COM            742718109     7305   114906 SH       Sole              27900           87006
RIO TINTO PLCADR                ADR            767204100      535     7400 SH       Sole               7400
SINGAPORE TELECOMMUNICATIONS (  COM            Y79985209       36    14000 SH       Sole                              14000
STRYKER CORP COMMON STOCK USD.  COM            863667101     6342   108062 SH       Sole              24100           83962
SUNSHINE PCS CORP FRAC SHS      COM            JGH83P200        0    66000 SH       Sole                              66000
THERMO FISHER SCIENTIFIC INC C  COM            883556102     6821   105928 SH       Sole              24900           81028
UNITED TECHNOLOGIES CORP COMMO  COM            913017109     4804    54276 SH       Sole              15900           38376
VERISK ANALYTICS INC            COM            92345Y106     6034   174281 SH       Sole              39600          134681
VERIZON COMMUNICATIONS          COM            92343V104      371     9960 SH       Sole                               9960
VODAFONE GROUP PLC SPONSORED A  ADR            92857W209      866    32406 SH       Sole              30000            2406
REPORT SUMMARY                           51 DATA RECORDS   195301          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your Form 13F Report documentation.